Share-based payments (Narrative) (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total liability arising from cash-settled share-based payments transactions	£ 2	£ 3
Employee share schemes and hedges thereof	346	579	£ 500
Equity attributable to owners of parent [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee share schemes and hedges thereof	346	579	500
Retained earnings [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee share schemes and hedges thereof	£ 303	£ 478	£ 449
Deferred Share Value Plan / Share Value Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life in years	1 year	1 year
Deferred Share Value Plan / Share Value Plan [Member] | Max [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life in years		1 year
Deferred Share Value Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of share-based payment arrangement	Deferred Share Value Plan (DSVP) The DSVP was introduced in February 2017. The terms of the DSVP are materially the same as the terms of the SVP as described above, save that Executive Directors are not eligible to participate in the DSVP and the DSVP operates over market purchase shares only.
Share Value Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of share-based payment arrangement	Share Value Plan (SVP) The SVP was introduced in March 2010. SVP awards have been granted to participants in the form of a conditional right to receive Barclays PLC shares or provisional allocations of Barclays PLC shares which vest or are considered for release over a period of three, five or seven years. Participants do not pay to receive an award or to receive a release of shares. For awards granted before December 2017, the grantor may also make a dividend equivalent payment to participants on release of a SVP award. SVP awards are also made to eligible employees for recruitment purposes. All awards are subject to potential forfeiture in certain leaver scenarios.
Others
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of share-based payment arrangement	Other schemes In addition to the SVP and DSVP, the Barclays Group operates a number of other schemes settled in Barclays PLC Shares including Sharesave (both UK and Ireland), Sharepurchase (both UK and overseas), and the Barclays Group Long Term Incentive Plan. A delivery of upfront shares to ‘Material Risk Takers’ can be made as a Share Incentive Award (Holding Period).
Others | Min [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life in years	0 years	0 years
Others | Max [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life in years	3 years	3 years
Sharesave [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Of which exercisable, weighted average exercise price	£ 1.66	£ 1.32
Sharesave [member] | Min [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life in years	3 years
Expected volatility, share options granted	32.17%
Risk free interest rate, share options granted	0.02%
Sharesave [member] | Max [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life in years	5 years
Expected volatility, share options granted	30.32%
Risk free interest rate, share options granted	0.08%
Employee benefit and other trusts [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total number of Barclays shares held	17.1	13.1
Total market value of the shares held in trust	£ 22	£ 24
Of which exercisable, weighted average exercise price	£ 1.27	£ 1.8
Certain share-based payment schemes [member] | Forward contract [member] | At Cost [member] | Retained earnings [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Employee share schemes and hedges thereof	£ 126